Real Estate Owned	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Real Estate Owned [Abstract]
Real Estate Owned
Note 4— Real Estate Owned

Real estate owned is summarized as follows:

	June 30, 2013	December 31, 2012
	(In Thousands)

One- to four-family	$15,458	17,353
Over four-family	7,514	9,890
Construction and land	5,200	7,029
Commercial real estate	1,811	1,702
	$29,983	35,974

The following table presents the activity in the Company’s real estate owned:

	Six months ended June 30,
	2013	2012
	(In Thousands)
Real estate owned at beginning of the period	$35,974	56,670
Transferred from loans receivable	8,404	11,002
Sales (net of gains / losses)	(13,475)	(16,247)
Write downs	(950)	(3,439)
Other	30	(171)
Real estate owned at the end of the period	$29,983	47,815

5)	Real Estate Owned

Real estate owned is summarized as follows:

	December 31,
	2012	2011
	(In Thousands)

One- to four-family	$17,353	27,449
Over four-family	9,890	16,231
Construction and land	7,029	8,796
Commercial real estate	1,702	4,194
	$35,974	56,670

The following table presents the activity in real estate owned:

	Year Ended December 31,
	2012	2011
	(In Thousands)

Real estate owned at beginning of period	$56,670	57,752
Transferred in from loans receivable	22,282	28,259
Sales	(35,159)	(22,432)
Write downs	(7,562)	(6,825)
Other activity	(257)	(84)
Real estate owned at end of period	$35,974	56,670